Annual Fund Operating Expenses - Clearwater International Fund - Clearwater International Fund	Apr. 30, 2021
Operating Expenses:
Management Fees	1.00%
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.01%